FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.3%
	COMMUNICATIONS — 10.1%
2,698	Alphabet, Inc. - Class A1	$417,219
2,197	Alphabet, Inc. - Class C1	343,237
4,184	AT&T, Inc.[1]	118,324
30	Booking Holdings, Inc.[1]	138,207
1,762	Comcast Corp. - Class A1	65,018
1,007	Meta Platforms, Inc. - Class A1	580,395
197	Netflix, Inc.*,1	183,708
1,562	Uber Technologies, Inc.*,1	113,807
2,455	Verizon Communications, Inc.[1]	111,359
836	Walt Disney Co.[1]	82,513
		2,153,787
	CONSUMER DISCRETIONARY — 9.3%
4,578	Amazon.com, Inc.*,1	871,010
486	Home Depot, Inc.[1]	178,114
277	Lowe's Cos., Inc.[1]	64,605
642	McDonald's Corp.[1]	200,542
2,099	NIKE, Inc. - Class B1	133,245
1,016	Starbucks Corp.[1]	99,659
1,347	Tesla, Inc.*,1	349,088
552	TJX Cos., Inc.	67,234
		1,963,497
	CONSUMER STAPLES — 6.0%
1,074	Altria Group, Inc.[1]	64,461
2,457	Coca-Cola Co.[1]	175,970
471	Colgate-Palmolive Co.[1]	44,133
219	Costco Wholesale Corp.[1]	207,126
847	Mondelez International, Inc. - Class A1	57,469
870	PepsiCo, Inc.[1]	130,448
985	Philip Morris International, Inc.[1]	156,349
1,359	Procter & Gamble Co.[1]	231,601
228	Target Corp.[1]	23,794
2,150	Walmart, Inc.[1]	188,748
		1,280,099
	ENERGY — 3.6%
1,365	Chevron Corp.[1]	228,351
1,056	ConocoPhillips[1]	110,901
3,589	Exxon Mobil Corp.[1]	426,840
		766,092
	FINANCIALS — 14.2%
356	American Express Co.[1]	95,782

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
3,516	Bank of America Corp.[1]	$146,723
1,171	Berkshire Hathaway, Inc. - Class B*,1	623,651
93	BlackRock, Inc.[1]	88,023
955	Charles Schwab Corp.[1]	74,757
1,126	Chubb Ltd.[1,2]	340,041
996	Citigroup, Inc.[1]	70,706
201	Goldman Sachs Group, Inc.[1]	109,804
1,483	JPMorgan Chase & Co.[1]	363,780
524	Mastercard, Inc. - Class A1	287,215
1,747	MetLife, Inc.[1]	140,266
792	Morgan Stanley[1]	92,402
640	PayPal Holdings, Inc.*,1	41,760
822	U.S. Bancorp[1]	34,705
1,104	Visa, Inc. - Class A1	386,908
1,754	Wells Fargo & Co.[1]	125,920
		3,022,443
	HEALTH CARE — 11.2%
1,482	Abbott Laboratories[1]	196,587
948	AbbVie, Inc.[1]	198,625
288	Amgen, Inc.[1]	89,726
1,088	Bristol-Myers Squibb Co.[1]	66,357
1,075	CVS Health Corp.[1]	72,831
345	Danaher Corp.[1]	70,725
198	Elevance Health, Inc.[1]	86,122
423	Eli Lilly & Co.[1]	349,360
669	Gilead Sciences, Inc.[1]	74,962
304	Intuitive Surgical, Inc.*,1	150,562
1,292	Johnson & Johnson[1]	214,265
1,096	Medtronic PLC[1,2]	98,487
1,357	Merck & Co., Inc.[1]	121,804
3,040	Pfizer, Inc.[1]	77,034
205	Thermo Fisher Scientific, Inc.[1]	102,008
786	UnitedHealth Group, Inc.[1]	411,668
		2,381,123
	INDUSTRIALS — 8.2%
528	3M Co.[1]	77,542
725	Boeing Co.*,1	123,649
468	Caterpillar, Inc.[1]	154,346
247	Deere & Co.[1]	115,929
383	Eaton Corp. PLC[2]	104,111
553	Emerson Electric Co.[1]	60,631

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
167	FedEx Corp.[1]	$40,711
1,050	General Electric Co. DBA GE Aerospace[1]	210,157
631	Honeywell International, Inc.[1]	133,614
205	Lockheed Martin Corp.[1]	91,576
1,291	RTX Corp.[1]	171,006
450	Union Pacific Corp.[1]	106,308
543	United Parcel Service, Inc. - Class B1	59,725
1,262	Waste Management, Inc.[1]	292,166
		1,741,471
	MATERIALS — 2.2%
1,006	Linde PLC[1,2]	468,434

	REAL ESTATE — 2.1%
2,041	American Tower Corp., REIT[1]	444,121

	TECHNOLOGY — 29.9%
411	Accenture PLC[1,2]	128,249
289	Adobe, Inc.*,1	110,840
984	Advanced Micro Devices, Inc.*,1	101,096
6,601	Apple, Inc.[1]	1,466,280
500	Applied Materials, Inc.[1]	72,560
2,833	Broadcom, Inc.[1]	474,329
7,110	Cisco Systems, Inc.[1]	438,758
2,616	Intel Corp.[1]	59,410
608	International Business Machines Corp.[1]	151,185
184	Intuit, Inc.[1]	112,974
3,247	Microsoft Corp.[1]	1,218,891
10,713	NVIDIA Corp.[1]	1,161,075
1,056	Oracle Corp.[1]	147,640
1,347	Palantir Technologies, Inc. - Class A*	113,687
674	QUALCOMM, Inc.[1]	103,533
203	S&P Global, Inc.[1]	103,144
628	Salesforce, Inc.[1]	168,530
135	ServiceNow, Inc.*,1	107,479
553	Texas Instruments, Inc.[1]	99,374
		6,339,034
	UTILITIES — 2.5%
1,217	Duke Energy Corp.[1]	148,437
3,241	NextEra Energy, Inc.[1]	229,755
1,727	Southern Co.[1]	158,798
		536,990

TOTAL COMMON STOCKS
(Cost $23,865,274)	$21,097,091

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 13.6%
	CALL OPTIONS — 3.4%
	S&P 500 Index
18	Exercise Price: $6,000.01, Notional Amount: $10,800,018, Expiration Date: October 8, 2026*	$719,527
	TOTAL CALL OPTIONS
	(Cost $1,224,031)	719,527
	PUT OPTIONS — 10.2%
	iShares Core S&P 500 Index ETF
12	Exercise Price: $581.50, Notional Amount: $697,800, Expiration Date: October 9, 2026*	53,398
	S&P 500 Index
18	Exercise Price: $5,000.01, Notional Amount: $9,000,018, Expiration Date: October 9, 2026*	381,774
39	Exercise Price: $5,815.03, Notional Amount: $22,678,617, Expiration Date: October 9, 2026*	1,725,642
	TOTAL PUT OPTIONS
	(Cost $1,996,469)	2,160,814
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $3,220,500)	2,880,341

Number of Shares
	SHORT-TERM INVESTMENTS — 1.6%
347,944	UMB Bank, Money Market Special II Deposit Investment, 4.19%[3]	347,944
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $347,945)	347,944
	TOTAL INVESTMENTS — 114.5%
	(Cost $27,433,719)	24,325,376
	Liabilities in Excess of Other Assets — (14.5)%	(3,083,682)
	TOTAL NET ASSETS — 100.0%	$21,241,694

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (13.6)%
	CALL OPTIONS — (9.2)%
	3M Co.

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(1)	Exercise Price: $145.00, Notional Amount: $(14,500), Expiration Date: April 4, 2025*	$(317)
	Abbott Laboratories
(4)	Exercise Price: $131.00, Notional Amount: $(52,400), Expiration Date: April 4, 2025*	(1,066)
	AbbVie, Inc.
(2)	Exercise Price: $205.00, Notional Amount: $(41,000), Expiration Date: April 4, 2025*	(1,175)
	Accenture PLC
(1)	Exercise Price: $305.00, Notional Amount: $(30,500), Expiration Date: April 4, 2025*	(915)
	Adobe, Inc.
(1)	Exercise Price: $387.50, Notional Amount: $(38,750), Expiration Date: April 4, 2025*	(378)
	Advanced Micro Devices, Inc.
(2)	Exercise Price: $103.00, Notional Amount: $(20,600), Expiration Date: April 4, 2025*	(449)
	Alphabet, Inc. - Class A
(7)	Exercise Price: $155.00, Notional Amount: $(108,500), Expiration Date: April 4, 2025*	(1,767)
	Alphabet, Inc. - Class C
(5)	Exercise Price: $157.50, Notional Amount: $(78,750), Expiration Date: April 4, 2025*	(1,050)
	Altria Group, Inc.
(3)	Exercise Price: $58.00, Notional Amount: $(17,400), Expiration Date: April 4, 2025*	(648)
	Amazon.com, Inc.
(11)	Exercise Price: $192.50, Notional Amount: $(211,750), Expiration Date: April 4, 2025*	(2,717)
	American Express Co.
(1)	Exercise Price: $265.00, Notional Amount: $(26,500), Expiration Date: April 4, 2025*	(660)
	Amgen, Inc.
(1)	Exercise Price: $307.50, Notional Amount: $(30,750), Expiration Date: April 4, 2025*	(690)
	Apple, Inc.
(16)	Exercise Price: $217.50, Notional Amount: $(348,000), Expiration Date: April 4, 2025*	(10,240)
	Applied Materials, Inc.
(1)	Exercise Price: $146.00, Notional Amount: $(14,600), Expiration Date: April 4, 2025*	(277)
	AT&T, Inc.
(10)	Exercise Price: $28.00, Notional Amount: $(28,000), Expiration Date: April 4, 2025*	(505)

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Bank of America Corp.
(9)	Exercise Price: $41.00, Notional Amount: $(36,900), Expiration Date: April 4, 2025*	$(1,030)
	Berkshire Hathaway, Inc. - Class B
(3)	Exercise Price: $525.00, Notional Amount: $(157,500), Expiration Date: April 4, 2025*	(3,007)
	Boeing Co.
(2)	Exercise Price: $175.00, Notional Amount: $(35,000), Expiration Date: April 4, 2025*	(336)
	Bristol-Myers Squibb Co.
(3)	Exercise Price: $59.00, Notional Amount: $(17,700), Expiration Date: April 4, 2025*	(660)
	Broadcom, Inc.
(7)	Exercise Price: $167.50, Notional Amount: $(117,250), Expiration Date: April 4, 2025*	(2,975)
	Caterpillar, Inc.
(1)	Exercise Price: $330.00, Notional Amount: $(33,000), Expiration Date: April 4, 2025*	(540)
	Charles Schwab Corp.
(2)	Exercise Price: $78.00, Notional Amount: $(15,600), Expiration Date: April 4, 2025*	(272)
	Chevron Corp.
(3)	Exercise Price: $165.00, Notional Amount: $(49,500), Expiration Date: April 4, 2025*	(945)
	Cisco Systems, Inc.
(18)	Exercise Price: $61.00, Notional Amount: $(109,800), Expiration Date: April 4, 2025*	(1,791)
	Citigroup, Inc.
(2)	Exercise Price: $70.00, Notional Amount: $(14,000), Expiration Date: April 4, 2025*	(388)
	Coca-Cola Co.
(6)	Exercise Price: $70.00, Notional Amount: $(42,000), Expiration Date: April 4, 2025*	(1,095)
	Colgate-Palmolive Co.
(1)	Exercise Price: $93.00, Notional Amount: $(9,300), Expiration Date: April 4, 2025*	(113)
	Comcast Corp. - Class A
(4)	Exercise Price: $36.50, Notional Amount: $(14,600), Expiration Date: April 4, 2025*	(182)
	ConocoPhillips
(3)	Exercise Price: $102.00, Notional Amount: $(30,600), Expiration Date: April 4, 2025*	(993)
	Costco Wholesale Corp.

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(1)	Exercise Price: $930.00, Notional Amount: $(93,000), Expiration Date: April 4, 2025*	$(2,222)
	CVS Health Corp.
(3)	Exercise Price: $67.00, Notional Amount: $(20,100), Expiration Date: April 4, 2025*	(531)
	Danaher Corp.
(1)	Exercise Price: $205.00, Notional Amount: $(20,500), Expiration Date: April 4, 2025*	(390)
	Deere & Co.
(1)	Exercise Price: $465.00, Notional Amount: $(46,500), Expiration Date: April 4, 2025*	(1,030)
	Eaton Corp. PLC
(1)	Exercise Price: $272.50, Notional Amount: $(27,250), Expiration Date: April 4, 2025*	(540)
	Eli Lilly & Co.
(1)	Exercise Price: $820.00, Notional Amount: $(82,000), Expiration Date: April 4, 2025*	(1,715)
	Emerson Electric Co.
(1)	Exercise Price: $109.00, Notional Amount: $(10,900), Expiration Date: April 4, 2025*	(193)
	Exxon Mobil Corp.
(9)	Exercise Price: $118.00, Notional Amount: $(106,200), Expiration Date: April 4, 2025*	(1,728)
	General Electric Co. DBA GE Aerospace
(3)	Exercise Price: $200.00, Notional Amount: $(60,000), Expiration Date: April 4, 2025*	(1,162)
	Gilead Sciences, Inc.
(2)	Exercise Price: $112.00, Notional Amount: $(22,400), Expiration Date: April 4, 2025*	(342)
	Home Depot, Inc.
(1)	Exercise Price: $357.50, Notional Amount: $(35,750), Expiration Date: April 4, 2025*	(1,092)
	Honeywell International, Inc.
(2)	Exercise Price: $210.00, Notional Amount: $(42,000), Expiration Date: April 4, 2025*	(830)
	Intel Corp.
(6)	Exercise Price: $23.00, Notional Amount: $(13,800), Expiration Date: April 4, 2025*	(381)
	International Business Machines Corp.
(2)	Exercise Price: $242.50, Notional Amount: $(48,500), Expiration Date: April 4, 2025*	(1,585)
	Intuitive Surgical, Inc.
(1)	Exercise Price: $490.00, Notional Amount: $(49,000), Expiration Date: April 4, 2025*	(1,300)

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Johnson & Johnson
(3)	Exercise Price: $165.00, Notional Amount: $(49,500), Expiration Date: April 4, 2025*	$(614)
	JPMorgan Chase & Co.
(4)	Exercise Price: $242.50, Notional Amount: $(97,000), Expiration Date: April 4, 2025*	(1,950)
	Lockheed Martin Corp.
(1)	Exercise Price: $442.50, Notional Amount: $(44,250), Expiration Date: April 4, 2025*	(785)
	Lowe's Cos., Inc.
(1)	Exercise Price: $227.50, Notional Amount: $(22,750), Expiration Date: April 4, 2025*	(725)
	Mastercard, Inc. - Class A
(1)	Exercise Price: $542.50, Notional Amount: $(54,250), Expiration Date: April 4, 2025*	(1,010)
	McDonald's Corp.
(2)	Exercise Price: $307.50, Notional Amount: $(61,500), Expiration Date: April 4, 2025*	(1,255)
	Medtronic PLC
(3)	Exercise Price: $88.00, Notional Amount: $(26,400), Expiration Date: April 4, 2025*	(715)
	Merck & Co., Inc.
(3)	Exercise Price: $89.00, Notional Amount: $(26,700), Expiration Date: April 4, 2025*	(540)
	Meta Platforms, Inc. - Class A
(2)	Exercise Price: $575.00, Notional Amount: $(115,000), Expiration Date: April 4, 2025*	(2,590)
	Microsoft Corp.
(8)	Exercise Price: $377.50, Notional Amount: $(302,000), Expiration Date: April 4, 2025*	(3,260)
	Mondelez International, Inc. - Class A
(2)	Exercise Price: $68.00, Notional Amount: $(13,600), Expiration Date: April 4, 2025*	(140)
	Morgan Stanley
(2)	Exercise Price: $115.00, Notional Amount: $(23,000), Expiration Date: April 4, 2025*	(640)
	NextEra Energy, Inc.
(8)	Exercise Price: $71.00, Notional Amount: $(56,800), Expiration Date: April 4, 2025*	(848)
	NIKE, Inc. - Class B
(5)	Exercise Price: $63.00, Notional Amount: $(31,500), Expiration Date: April 4, 2025*	(643)
	NVIDIA Corp.

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(26)	Exercise Price: $110.00, Notional Amount: $(286,000), Expiration Date: April 4, 2025*	$(5,772)
	Oracle Corp.
(3)	Exercise Price: $140.00, Notional Amount: $(42,000), Expiration Date: April 4, 2025*	(1,005)
	Palantir Technologies, Inc. - Class A
(3)	Exercise Price: $85.00, Notional Amount: $(25,500), Expiration Date: April 4, 2025*	(861)
	PayPal Holdings, Inc.
(2)	Exercise Price: $65.00, Notional Amount: $(13,000), Expiration Date: April 4, 2025*	(265)
	PepsiCo, Inc.
(2)	Exercise Price: $149.00, Notional Amount: $(29,800), Expiration Date: April 4, 2025*	(485)
	Pfizer, Inc.
(8)	Exercise Price: $25.00, Notional Amount: $(20,000), Expiration Date: April 4, 2025*	(460)
	Philip Morris International, Inc.
(2)	Exercise Price: $155.00, Notional Amount: $(31,000), Expiration Date: April 4, 2025*	(860)
	Procter & Gamble Co.
(3)	Exercise Price: $167.50, Notional Amount: $(50,250), Expiration Date: April 4, 2025*	(1,072)
	QUALCOMM, Inc.
(2)	Exercise Price: $152.50, Notional Amount: $(30,500), Expiration Date: April 4, 2025*	(730)
	RTX Corp.
(3)	Exercise Price: $132.00, Notional Amount: $(39,600), Expiration Date: April 4, 2025*	(587)
	S&P 500 Index
(18)	Exercise Price: $5,000.01, Notional Amount: $(9,000,018), Expiration Date: October 8, 2026*	(1,863,917)
	S&P Global, Inc.
(1)	Exercise Price: $505.00, Notional Amount: $(50,500), Expiration Date: April 4, 2025*	(860)
	Salesforce, Inc.
(2)	Exercise Price: $270.00, Notional Amount: $(54,000), Expiration Date: April 4, 2025*	(780)
	Southern Co.
(4)	Exercise Price: $91.00, Notional Amount: $(36,400), Expiration Date: April 4, 2025*	(580)
	Starbucks Corp.
(3)	Exercise Price: $98.00, Notional Amount: $(29,400), Expiration Date: April 4, 2025*	(521)

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Target Corp.
(1)	Exercise Price: $104.00, Notional Amount: $(10,400), Expiration Date: April 4, 2025*	$(233)
	Tesla, Inc.
(3)	Exercise Price: $262.50, Notional Amount: $(78,750), Expiration Date: April 4, 2025*	(2,835)
	Texas Instruments, Inc.
(1)	Exercise Price: $177.50, Notional Amount: $(17,750), Expiration Date: April 4, 2025*	(450)
	Thermo Fisher Scientific, Inc.
(1)	Exercise Price: $500.00, Notional Amount: $(50,000), Expiration Date: April 4, 2025*	(830)
	TJX Cos., Inc.
(1)	Exercise Price: $117.00, Notional Amount: $(11,700), Expiration Date: April 4, 2025*	(523)
	U.S. Bancorp
(2)	Exercise Price: $42.50, Notional Amount: $(8,500), Expiration Date: April 4, 2025*	(80)
	Uber Technologies, Inc.
(4)	Exercise Price: $73.00, Notional Amount: $(29,200), Expiration Date: April 4, 2025*	(592)
	Union Pacific Corp.
(1)	Exercise Price: $232.50, Notional Amount: $(23,250), Expiration Date: April 4, 2025*	(510)
	United Parcel Service, Inc. - Class B
(1)	Exercise Price: $110.00, Notional Amount: $(11,000), Expiration Date: April 4, 2025*	(138)
	UnitedHealth Group, Inc.
(2)	Exercise Price: $517.50, Notional Amount: $(103,500), Expiration Date: April 4, 2025*	(2,395)
	Verizon Communications, Inc.
(6)	Exercise Price: $45.00, Notional Amount: $(27,000), Expiration Date: April 4, 2025*	(384)
	Visa, Inc. - Class A
(3)	Exercise Price: $342.50, Notional Amount: $(102,750), Expiration Date: April 4, 2025*	(2,895)
	Walmart, Inc.
(5)	Exercise Price: $85.00, Notional Amount: $(42,500), Expiration Date: April 4, 2025*	(1,587)
	Walt Disney Co.
(2)	Exercise Price: $98.00, Notional Amount: $(19,600), Expiration Date: April 4, 2025*	(356)
	Wells Fargo & Co.

FT Vest Total Return Income Fund: Series A3

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(4)	Exercise Price: $71.00, Notional Amount: $(28,400), Expiration Date: April 4, 2025*	$(682)
	TOTAL CALL OPTIONS
	(Proceeds $2,528,971)	(1,961,182)
	PUT OPTIONS — (4.4)%
	S&P 500 Index
(18)	Exercise Price: $6,000.01, Notional Amount: $(10,800,018), Expiration Date: October 9, 2026*	(927,506)
	TOTAL PUT OPTIONS
	(Proceeds $836,866)	(927,506)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $3,365,837)	$(2,888,688)

ETF — Exchange-Traded Fund
PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $1,932,610, which represents 9.10% of the total net assets of the Fund.
[2] Foreign security denominated in U.S. Dollars.
[3] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A3

PORTFOLIO COMPOSITION

As of March 31, 2025 (Unaudited)

Country of Investment	Value	Percent of Total Net Assets
Ireland	$799,281	3.8%
Switzerland	340,041	1.6%
United States	23,186,054	109.1%
Total Investments	24,325,376	114.5%
Liabilities in Excess of Other Assets	(3,083,682)	(14.5)%
Total Net Assets	$21,241,694	100.0%

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A3

SUMMARY OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	29.9%
Financials	14.2%
Health Care	11.2%
Communications	10.1%
Consumer Discretionary	9.3%
Industrials	8.2%
Consumer Staples	6.0%
Energy	3.6%
Utilities	2.5%
Materials	2.2%
Real Estate	2.1%
Total Common Stocks	99.3%
Purchased Options Contracts	13.6%
Short-Term Investments	1.6%
Total Investments	114.5%
Liabilities in Excess of Other Assets	(14.5)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A3

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as FLEX Options, are typically valued using a model-based price provided by a third-party pricing service provider. For FLEX Options held by the Fund, on days when a trade occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

First Trust Portfolios L.P., the Fund’s placement agent, is under no duty to verify any valuations of the Fund’s investments.

Note 2 – Fair Value Measurements and Disclosure

ASC 820 - Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Total Return Income Fund: Series A3

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2025 (Unaudited)

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2025:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$21,097,091	$-	$-	$21,097,091
Short-Term Investments	347,944	-	-	347,944
Total Investments	21,445,035	-	-	21,445,035
Purchased Options Contracts	-	2,880,341	-	2,880,341
Total Investments and Options	$21,445,035	$2,880,341	$-	$24,325,376

Liabilities
Written Options Contracts	$97,265	$2,791,423	$-	$2,888,688
Total Written Options Contracts	$97,265	$2,791,423	$-	$2,888,688

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.